Fair Value Measurements and Financial Instruments - Volume of Derivative Activity (Details) - Not designated as hedging instrument kJ in Trillions	12 Months Ended
Dec. 31, 2016 GWh kJ contract
Electricity swap contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of contracts | contract	8
Electricity swap contracts, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	1,089
Electricity swap contracts, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	657
Electricity swap contracts, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	438
Electricity swap contracts, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Electricity swap contracts, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Electricity swap contracts thereafter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Electricity power purchase contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of contracts | contract	39
Electricity power purchase contracts, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	1,252
Electricity power purchase contracts, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Electricity power purchase contracts, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Electricity power purchase contracts, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Electricity power purchase contracts, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Electricity power purchase contracts, thereafter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Gas swap and option contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of contracts | contract	108
Gas swap and option contracts, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	20
Gas swap and option contracts, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	11
Gas swap and option contracts, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	4
Gas swap and option contracts, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	0
Gas swap and option contracts, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	0
Gas swap and option contracts, thereafter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	0
Gas supply contract premiums, subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of contracts | contract	85
Gas supply contract premiums, subject to regulatory deferral, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	82
Gas supply contract premiums, subject to regulatory deferral, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	45
Gas supply contract premiums, subject to regulatory deferral, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	26
Gas supply contract premiums, subject to regulatory deferral, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	22
Gas supply contract premiums, subject to regulatory deferral, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	22
Gas supply contract premiums, subject to regulatory deferral, thereafter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	43
Long-term wholesale trading contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of contracts | contract	18
Long-term wholesale trading contracts, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	2,058
Long-term wholesale trading contracts, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Long-term wholesale trading contracts, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Long-term wholesale trading contracts, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Long-term wholesale trading contracts, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Long-term wholesale trading contracts, thereafter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	0
Gas supply contract premiums, not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of contracts | contract	226
Gas supply contract premiums, not subject to regulatory deferral, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	15
Gas supply contract premiums, not subject to regulatory deferral, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	0
Gas supply contract premiums, not subject to regulatory deferral, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	0
Gas supply contract premiums, not subject to regulatory deferral, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	0
Gas supply contract premiums, not subject to regulatory deferral, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	0
Gas supply contract premiums, not subject to regulatory deferral, thereafter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	0
Gas swap contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of contracts | contract	7
Gas swap contracts, not subject to regulatory deferral, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	4
Gas swap contracts, not subject to regulatory deferral, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	0
Gas swap contracts, not subject to regulatory deferral, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	0
Gas swap contracts, not subject to regulatory deferral, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	0
Gas swap contracts, not subject to regulatory deferral, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	0
Gas swap contracts, not subject to regulatory deferral, thereafter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	0